Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to Other derivatives) (Details) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($) shares
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares | shares			2.8
Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) in net income	$ 3	$ 13
Combined notional amount			$ 52
Foreign exchange forwards | Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	0	0
Total gains (losses) in net income	0	0
Foreign exchange forwards | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	(15)	15
Total gains (losses) in net income	18	(2)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) in net income	26	(4)
Equity derivatives | Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	11	(1)
Total gains (losses) in net income	15	(3)
Equity derivatives | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	0	0
Total gains (losses) in net income	$ 0	$ 0